Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Revenue

	2024	2023	2022
Manufactured products and services rendered:
Ethanol	265,154	247,008	387,124
Sugar	391,738	419,858	188,769
Energy (*)	37,029	35,985	34,919
Peanut	59,310	63,646	63,041
Sunflower	7,621	8,301	14,948
Cotton	3,893	8,383	6,780
Rice (*)	224,398	199,746	188,263
Fluid milk (UHT)	136,699	74,402	76,596
Powder milk (*)	55,552	43,958	84,257
Other diary products (*)	77,589	35,385	37,648
Services	10,887	6,080	10,987
Rental income	2,831	1,210	841
Others	45,641	43,436	24,199
	1,318,342	1,187,398	1,118,372
Agricultural produce and biological assets:
Soybean	79,445	42,610	81,757
Corn	56,125	22,490	71,188
Wheat	22,942	7,984	19,915
Sunflower	3,148	7,095	9,885
Barley	2,578	2,826	4,175
Seeds	4,328	428	1,940
Raw milk	9,383	15,081	21,623
Cattle	5,765	3,542	5,039
Cattle for dairy	13,700	6,718	7,543
Others	3,151	2,699	6,287
	200,565	111,473	229,352
Total revenue	1,518,907	1,298,871	1,347,724
(*) Includes sales of mwh of energy and tons rice products produced by third parties for an amount of US$3.2 million, and US$0.7 million respectively (December 31, 2023: sales of mwh of energy, tons rice and powder milk US$2.4 million, US$22.3 million and US$0.8 million, respectively and December 31, 2022: sales of mwh of energy, tons rice and butter US$2.3 million, US$0.9 million and US$1.3 million, respectively).